ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS – 41.2%

Beverages – 0.9%
NewAge, Inc.*	60,526	$104,710

Biotechnology – 4.3%
Arena Pharmaceuticals, Inc.*	6,508	486,733

Distributors – 2.2%
Greenlane Holdings, Inc., Class A*	113,232	253,640

Investment Companies – 2.3%
Silver Spike Acquisition Corp., Class A*	26,057	263,957

Life Sciences Tools & Services – 3.1%
PerkinElmer, Inc.	2,791	350,299

Pharmaceuticals – 10.6%
cbdMD, Inc.*	206,026	412,052
Charlottes Web Holdings, Inc.*	153,047	360,919
Corbus Pharmaceuticals Holdings, Inc.*(a)	55,875	100,575
Zynerba Pharmaceuticals, Inc.*(a)	103,418	342,314
Total Pharmaceuticals		1,215,860

Professional Services – 0.7%
Akerna Corp.*	21,803	79,363

REITS – 11.6%
Innovative Industrial Properties, Inc.	7,457	925,488
Power REIT*(a)	19,976	395,924
Total REITS		1,321,412

Specialty Retail – 5.5%
GrowGeneration Corp.*(a)	39,609	632,952

Total Common Stocks (Cost $4,955,286)		4,708,926

MONEY MARKET FUND – 30.5%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.02%(b) (Cost $3,489,686)	3,489,686	3,489,686

REPURCHASE AGREEMENT – 0.9%(c)
Morgan Stanley & Co. LLC, dated 09/30/20, due 10/01/20, 0.08%, total to be received $104,353, (collateralized by various U.S. Government Agency Obligations, 2.00%-8.00%, 07/01/21-10/01/50, totaling $106,233) (Cost $104,353)	$104,353	104,353

Total Investments – 72.6% (Cost $8,549,325)		8,302,965
Other Assets in Excess of Liabilities – 27.4%		3,133,030
Net Assets – 100.0%		$11,435,995

REITS - Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $673,884; the aggregate market value of the collateral held by the fund is $701,449. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $597,096.
(b)	Rate shown reflects the 7-day yield as of September 30, 2020.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$4,708,926	$–	$–	$4,708,926
Money Market Fund	3,489,686	–	–	3,489,686
Repurchase Agreement	–	104,353	–	104,353
Swaps†	–	6,916	–	6,916
Total	$8,198,612	$111,269	$–	$8,309,881

Liabilities	Level 1	Level 2	Level 3	Total
Swaps†	$–	$(2,801)	$–	$(2,801)
Total	$–	$(2,801)	$–	$(2,801)

†	Derivative instruments, including swap contracts and futures contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Beverages	0.9%
Biotechnology	4.3
Distributors	2.2
Investment Companies	2.3
Life Sciences Tools & Services	3.1
Pharmaceuticals	10.6
Professional Services	0.7
REITS	11.6
Specialty Retail	5.5
Money Market Fund	30.5
Repurchase Agreement	0.9
Total Investments	72.6
Other Assets in Excess of Liabilities	27.4
Net Assets	100.0%

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Total Return Swap contracts outstanding as of September 30, 2020:
Reference Entity	Number of Contracts	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
4Front Ventures ORD	180,000	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	$102,714	$102,690	$(24)
Acreage Holdings SUB VTG CL D ORD	12,810	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	25,620	25,620	–
Acreage Holdings SUB VTG CL E ORD	29,890	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	71,691	71,691	–
AYR Strategies SUB VTN ORD	31,300	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	393,114	392,815	(299)
C21 Investments ORD	66,000	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	40,261	40,260	(1)
Columbia Care ORD	131,700	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	453,331	453,048	(283)
Cresco Labs ORD	154,100	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	924,023	923,675	(348)
Curaleaf Holdings SUB VOT ORD	145,600	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	1,056,493	1,058,221	1,728
Green Thumb Industries SUB VOT ORD	82,600	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	1,070,616	1,070,083	(533)
Harvest Health And Recreation ORD	282,200	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	296,572	296,310	(262)
Indus Holdings SUB VOT ORD	60,000	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	66,444	66,396	(48)
Jushi Holdings CL B SUB VOT ORD	107,500	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	262,447	262,300	(147)
Planet 13 Holdings ORD	91,600	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	255,872	261,060	5,188
Terrascend ORD	105,200	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	454,759	454,464	(295)
Trulieve Cannabis ORD	53,000	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	981,037	980,500	(537)
Vireo Health International ORD	85,000	1-month USD LIBOR + 1.00%	Monthly	9/03/2021	88,416	88,392	(24)
Net Unrealized Appreciation							$4,115

Cowen acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate. As of September 30, 2020, cash in the amount of $3,460,000 has been segregated as collateral from the broker for Swap contracts.